STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 019 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Plan interest in Master Trust:
Investments at fair value	$ 163,881,453	$ 100,007,285
Fully benefit-responsive investment contracts at contract value	1,113,669	767,542
Total investments	164,995,122	100,774,827
RECEIVABLES:
Notes receivable from participants	4,475,241	2,419,887
Employer and annual retirement contributions	10,420,665	8,643,866
Participant contributions	628	0
Total receivables	14,896,534	11,063,753
Net Assets Available for Benefits	$ 179,891,656	$ 111,838,580